EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Schedule of Calculated Earnings per Share
	Year ended December 31,
	2013	2012	2011

Numerator:
Net income	$21,698	$15,651	$7,942

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	28,628,798	27,981,243	26,681,749
Dilutive effect: stock options and RSUs	559,938	861,165	1,319,679
Total weighted average number of shares used in computing diluted net earnings per share	29,188,736	28,842,408	28,001,428

Basic net income per share	$0.76	$0.56	$0.30

Diluted net income per share	$0.74	$0.54	$0.28